CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 70,643	$ 50,285
Pawn loan fees and service charges receivable	16,689	15,158
Pawn loans	115,234	103,181
Consumer loans, net	1,450	1,879
Inventories	77,793	65,345
Prepaid expenses and other current assets	3,369	4,434
Deferred tax assets	5,044	1,148
Total current assets	290,222	241,430
Property and equipment, net	108,137	93,304
Goodwill, net	251,241	166,386
Other non-current assets	9,373	6,572
Total assets	658,973	507,692
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	3,326	3,212
Accounts payable and accrued liabilities	38,023	27,938
Income taxes payable	7,412	0
Total current liabilities	48,761	31,150
Revolving unsecured credit facility	182,000	102,500
Notes payable, net of current portion	5,026	8,351
Deferred income tax liabilities	8,827	13,275
Total liabilities	244,614	155,276
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock; $0.01 par value; 10,000 shares authorized; no shares issued or outstanding	0	0
Common stock; $0.01 par value; 90,000 shares authorized; 38,796 and 38,291 shares issued, respectively; 29,096 and 30,091 shares outstanding, respectively	394	388
Additional paid-in capital	176,675	159,081
Retained earnings	497,728	413,882
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(7,751)	(6,940)
Common stock held in treasury, 8,200 and 6,840 shares at cost, respectively	(252,687)	(213,995)
Total stockholders' equity	414,359	352,416
Total liabilities and stockholders' equity	$ 658,973	$ 507,692